RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Stock-based compensation	$ 1,165,694	$ 1,173,216	$ 1,314,431
Board of Directors and officers and enterprises [Member]
Disclosure of transactions between related parties [line items]
Due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses	636,555	693,344
Receivables from related parties (related to rent and office expenses)	$ 18,843
Deferred Share Units [Member]
Disclosure of transactions between related parties [line items]
Number of units issued | Share	170,858	30,168